INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 18 – INCOME TAXES

The components of income (loss) before income tax benefit (expense) from continuing operations are as follows:

	Year Ended December 31,
	2020	2019	2018

The Netherlands	$469	$(11,508)	$(13,107)
Subsidiaries outside of the Netherlands	5,523	5,804	2,728
Income (loss) before income tax expenses	$5,992	$(5,704)	$(10,379)

The current income tax expense from subsidiaries outside of the Netherlands is $1,345, $1,492 and $548 for the years ended December 31, 2020, 2019 and 2018, respectively. There was no current income tax expense or benefit for the Netherlands for the years ended December 31, 2020, 2019 and 2018.

The deferred income tax benefit from subsidiaries outside of the Netherlands is $676, $29 and $87 for the years ended December 31, 2020, 2019 and 2018, respectively. There was no deferred income tax expense for the Netherlands for the years ended December 31, 2020, 2019 and 2018.

Additionally, tax expenses (benefits) from subsidiaries in the Netherlands include $(79), $86 and $0, for the years ended December 31, 2020, 2019 and 2018, respectively, of tax related to previous years. Tax expenses from subsidiaries outside the Netherlands include $0, $0 and $224 for the years ended December 31, 2020, 2019 and 2018, respectively, of tax related to previous years.

The components of deferred tax assets and liabilities are as follows:

	December 31,
	2020	2019

Deferred tax assets:
Operating loss carryforwards	$16,694	$20,171
Capital loss carryforwards	159	148
Allowance for doubtful accounts	110	14
Tax credit carryforwards	560	560
Accrued expenses and other	774	691
Research and development expenses	432	-
Total deferred tax assets	18,729	21,584

Deferred tax liabilities:
Depreciation of property and equipment	(115)	(62)
	18,614	21,522
Valuation allowance	(17,445)	(21,046)
Deferred tax assets, net	$1,169	$476

The ultimate realization of the net deferred tax assets in each jurisdiction the Company does business in is dependent upon the generation of future taxable income in that jurisdiction during the periods in which net operating loss carry forwards are available and items that gave rise to the net deferred tax assets become deductible. At present, the Company does not have a sufficient history of generating taxable income in the various jurisdictions it does business in, or positive expected core earnings to conclude that it is more likely than not that the Company will be able to realize its net deferred tax assets in the near future and, therefore, a valuation allowance was established for the carrying value of the net deferred tax assets, with the exception of few locations, which are currently generating taxable income. A valuation allowance will be maintained until sufficient positive evidence exists to support the reversal of any portion of the valuation allowance in other jurisdictions.

As of December 31, 2020, the Company has net operating losses carry forwards of $32,308 in the Netherlands, which expire in 2021 through 2027. As of December 31, 2020, the Company has net operating loss carry forwards of $19,726 in the United States of America, which will expire in 2026 through 2037. During the year 2021 the Company is expected to get additional amounts as taxable governmental assistance from the United States government which will have an effect on the Company’s profitability and the utilization of the net operating loss carry forwards. In Israel, the Company has net carry forward losses of  $6,660 which do not expire. The ultimate utilization of such net operating loss carry forwards is limited in certain situations.

As of December 31, 2020, the Company has capital loss carry forwards of $692 in Israel. Such capital loss carry forwards do not expire and can be offset against future capital gains generated in Israel.

As of December 31, 2020, the Company has $560 in tax credits for the welfare to work and work opportunity programs in the United States of America that expire in 2024 through 2029.

During the years ended December 31, 2020 and 2019 the valuation allowance increased (decreased) by $(3,601) and $2,568, respectively.

The Company's effective income tax rate differs from the Netherlands' statutory rate of 25% as follows:

	Year Ended December 31,
	2020	2019	2018

Effective loss (income) tax benefit from continuing operations at statutory rate	$(1,498)	$1,426	$2,595
Rate differential	610	1,024	682
Non-deductible expense	(857)	(584)	(565)
Adjustments to prior year tax losses	(3,604)	(429)	(408)
Changes in valuation allowance	3,601	(2,568)	(2,577)
Other	1,158	(418)	(412)
Income tax expense from continuing operations	$(590)	$(1,549)	$(685)

As of December 31, 2020 and 2019 there are no unrecognized tax benefits. As of December 31, 2020 and 2019, the Company has income tax payable of $351 and $162, respectively, included in accrued expenses and other current liabilities.

The Company files income tax returns in the Netherlands and other foreign jurisdictions. Income tax returns for the years since 2014 are subject to examination in the Netherlands. In the United States of America, income tax returns for the years since 2017 are subject to examination. Income tax returns for the tax years since 2015 are subject to examination in foreign jurisdictions.